INVESTMENT IN ASSOCIATE (Details 2) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure of associates [line items]
Revenue	$ 47,317	$ 27,109
Cost of sales	(763,184)	(1,837,555)	(603,718)
Loss for the year	$ (8,183,789)	$ (7,625,316)	(7,500,233)
Waterproof [Member]
Disclosure of associates [line items]
Revenue			4,999,395
Cost of sales			(3,951,861)
Expenses			(1,291,786)
Loss for the year			$ (244,252)